DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details) (USD $)	Jul. 31, 2013
DEFERRED CHARGES [Abstract]
2014	$ 343,849
2015	311,455
2016	265,154
2017	195,756
2018	$ 153,328